Financing Receivables (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Major Markets	Dec. 31, 2011 Major Markets	Dec. 31, 2012 Growth Markets	Dec. 31, 2011 Growth Markets	Dec. 31, 2012 Lease receivables	Dec. 31, 2011 Lease receivables	Dec. 31, 2010 Lease receivables	Dec. 31, 2012 Lease receivables Major Markets	Dec. 31, 2011 Lease receivables Major Markets	Dec. 31, 2010 Lease receivables Major Markets	Dec. 31, 2012 Lease receivables Growth Markets	Dec. 31, 2011 Lease receivables Growth Markets	Dec. 31, 2010 Lease receivables Growth Markets	Dec. 31, 2012 Client loan receivables	Dec. 31, 2011 Client loan receivables	Dec. 31, 2010 Client loan receivables	Dec. 31, 2012 Client loan receivables Major Markets	Dec. 31, 2011 Client loan receivables Major Markets	Dec. 31, 2010 Client loan receivables Major Markets	Dec. 31, 2012 Client loan receivables Growth Markets	Dec. 31, 2011 Client loan receivables Growth Markets	Dec. 31, 2010 Client loan receivables Growth Markets
Financing Receivables
Ending Balance	$ 22,510	$ 20,060	$ 16,701	$ 15,587	$ 5,808	$ 4,472	$ 9,174	$ 8,430		$ 7,036	$ 6,510		$ 2,138	$ 1,921		$ 13,336	$ 11,629		$ 9,666	$ 9,077		$ 3,670	$ 2,552
Collectively evaluated for impairment	22,254	19,692	16,570	15,321	5,684	4,370
Individually evaluated for impairment	256	368	131	266	125	102
Allowance for Credit Losses
Allowance for credit losses, beginning balance	307	353	203	234	104	119	114	118	126	59	79	84	55	40	42	204	189	226	121	125	150	84	64	76
Write-offs	(15)	(84)	(14)	(68)	(1)	(16)
Provision	28	44	(9)	39	38	5
Other	(2)	(5)	0	(1)	(2)	(4)
Allowance for credit losses, ending balance	318	307	180	203	138	104	114	118	126	59	79	84	55	40	42	204	189	226	121	125	150	84	64	76
Collectively evaluated for impairment	98	96	69	82	29	15
Individually evaluated for impairment	$ 220	$ 211	$ 111	$ 122	$ 109	$ 89